Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
In preparing our financial statements, we use estimates and assumptions that may affect reported amounts and disclosures. Estimates are used when accounting for investments, depreciation, amortization, leases, accrued liabilities including restructuring, warranties, employee benefits, derivatives, stock-based compensation, income taxes, solar energy system installation and related costs, percentage-of-completion on long-term construction contracts, the fair value of assets and liabilities recorded in connection with business combinations, and goodwill and asset recoverability, including allowances, among others. These estimates and assumptions are based on current facts, historical experience and various other factors that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of revenue, costs and expenses that are not readily apparent from other sources. To the extent there are material differences between the estimates and actual results, our future results of operations would be affected.
Reclassifications
Certain amounts in prior fiscal years have been reclassified to conform with the presentation adopted in the current fiscal year.
For the year ended December 31, 2013 and 2012, we have revised the presentation of cash and cash equivalents to separately disclose cash committed for construction projects. As a result, as of December 31, 2012, "Cash and cash equivalents" have been revised from $572.6 million to $553.8 million and short-term "Restricted cash" have been revised from $72.4 million to $63.4 million. We have determined the effects of these revisions were not material to previously issued financial statements for the year ended December 31, 2012.
In connection with the preparation of our consolidated financial statements for the year ended December 31, 2013, we have revised our previously reported balance sheet as of December 31, 2012 to report certain deferred tax balances totaling $43.7 million, which had previously been reported as net deferred taxes. As a result, as of December 31, 2012, "Prepaid Expenses and Other Current Assets" have been revised from $212.2 million to $212.4 million, "Other Assets" have been revised from $469.6 million to $513.1 million, "Accrued Liabilities" have been revised from $344.2 million to $343.0 million and "Other Liabilities" have been revised from $208.9 million to $253.8 million. We have determined the effects of these revisions were not material to previously issued financial statements for the year ended December 31, 2012. The revision had no effect on previously reported statements of operations, comprehensive income (loss), stockholders' equity or cash flows. These revisions have been reflected in this Form 10-K to the extent applicable and will be reflected for all annual periods presented in our future filings.
Principles of Consolidation
Our consolidated financial statements include the accounts of SunEdison Inc. and our wholly and majority-owned subsidiaries as well as variable interest entities ("VIEs") for which we are the primary beneficiary. We record noncontrolling interests for non-wholly owned consolidated subsidiaries.  As of December 31, 2013 and December 31, 2012 our total noncontrolling interest on the consolidated balance sheet was $109.0 million and $90.8 million, respectively. All significant intercompany balances and transactions among our consolidated subsidiaries have been eliminated. We have also eliminated our pro-rata share of sales, costs of goods sold and profits related to sales to equity method investees.
Variable Interest Entities
Our business involves the formation of special purpose vehicles (referred to as “project companies”) to own the project assets and execute agreements for the construction and maintenance of the assets, as well as power purchase agreements or feed in tariff agreements with a buyer who will purchase the electricity generated from the solar energy system once it is operating. We may establish joint ventures with non-related parties to share in the risks and rewards associated with solar energy system development, which are facilitated through equity ownership of a project company. The project companies engage us to engineer, procure and construct the solar energy system and may separately contract with us to perform predefined operational and maintenance services post construction. We evaluate the terms of those contracts as well as the joint venture agreements to determine if the entity is a variable interest entity ("VIE"), as well as if we are the primary beneficiary.
VIEs are primarily entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders, as a group, lack one or more of the following characteristics: (a) direct or indirect ability to make decisions; (b) obligation to absorb expected losses; or (c) right to receive expected residual returns. VIEs must be evaluated quantitatively and qualitatively to determine the primary beneficiary, which is the reporting entity that has (a) the power to direct activities of a VIE that most significantly impact the VIEs economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes. A VIE should have only one primary beneficiary, but may not have a primary beneficiary if no party meets the criteria described above.
To determine a VIE's primary beneficiary, an enterprise must perform a qualitative assessment to determine which party, if any, has the power to direct activities of the VIE and the obligation to absorb losses and/or receive its benefits. Therefore, an enterprise must identify the activities that most significantly impact the VIE's economic performance and determine whether it, or another party, has the power to direct those activities. When evaluating whether we are the primary beneficiary of a VIE, and must therefore consolidate the entity, we perform a qualitative analysis that considers the design of the VIE, the nature of our involvement and the variable interests held by other parties. If that evaluation is inconclusive as to which party absorbs a majority of the entity’s expected losses or residual returns, a quantitative analysis is performed to determine the primary beneficiary.
For our consolidated VIEs, we have presented on our consolidated balance sheets, to the extent material, the assets of our consolidated VIEs that can only be used to settle specific obligations of the consolidated VIE, and the liabilities of our consolidated VIEs for which creditors do not have recourse to our general assets outside of the VIE.
We are the primary beneficiary of ten VIEs in solar energy projects that we consolidated as of December 31, 2013, four of which existed and were consolidated by the Company as of December 31, 2012. During the year ended December 31, 2013, one solar energy system project company and one other entity that were consolidated as of December 31, 2012 were deconsolidated.
Cash and Cash Equivalents
Cash equivalents include highly liquid commercial paper, time deposits and money market funds with original maturity periods of three months or less when purchased. As of December 31, 2013 and 2012 approximately $327.6 million and $410.7 million, respectively, of these cash and cash equivalents was held by our foreign subsidiaries, a portion of which may be subject to repatriation tax effects. We believe that any repatriation tax effects would have minimal impacts on future cash flows. Cash and cash equivalents consist of the following:

	As of December 31,
	2013	2012
Dollars in millions
Cash	$461.9	$495.7
Cash equivalents:
Commercial paper	50.0	10.0
Money market funds	54.8	48.1
Time Deposits	6.8	—
	$573.5	$553.8

Cash Committed for Construction Projects
Cash committed for construction projects includes loan proceeds deposited into project company bank accounts in the normal course of business for general use only in the operations of the project company to build the solar energy systems. The loan proceeds cannot be used by other project companies or for general corporate purposes. In certain instances, withdrawal of such funds may only occur after certain milestones or expenditures during construction have been incurred and approved by the lender in accordance with the normal terms of the debt agreement. Approval for the disbursement of such funds are typically received based on support for the qualified expenditures related to the project and no default of the loan.
Restricted Cash
Restricted cash consists of cash on deposit in financial institutions that is restricted from use in operations. In certain transactions, we have agreed to issue a letter of credit or provide security deposits regarding the performance or removal of a solar energy system. Incentive application fees are deposited with local governmental jurisdictions which are held until the construction of the applicable solar energy system is completed. In addition, cash received during the lease term of a sale leaseback transaction may be subject to a security and disbursement agreement which generally establishes a reserve requirement for scheduled lease payments under our master lease agreements as discussed below under Revenue Recognition, Solar Energy System Sales, Sale with a leaseback, for each leaseback arrangement, as well as certain additional reserve requirements that may be temporarily required in an accrual account. All of the reserve requirements for scheduled lease payments for all projects under each master lease agreement must be satisfied before cash is disbursed under the master lease agreements.
Allowance for Doubtful Accounts
We establish an allowance for doubtful accounts to adjust our receivables to amounts considered to be ultimately collectible. Our allowance is based on a variety of factors, including the length of time receivables are past due, significant one-time events, the financial health of our customers and historical experience. The balance of our allowance for doubtful accounts was $5.0 million and $4.4 million as of December 31, 2013 and 2012, respectively. Our provision for bad debts was $0.7 million, a $0.3 million benefit due to the recovery of previously written off accounts and a $1.4 million expense for the years ended December 31, 2013, 2012 and 2011, respectively. There were $0.1 million, $0.2 million and $4.3 million of write-offs for bad debts for the years ended December 31, 2013, 2012, and 2011 respectively.
Inventories
Inventories consists of raw materials, labor and manufacturing overhead and are valued at the lower of cost or market. Fixed overheads are allocated to the costs of conversion based on the normal capacity of our production facilities. Unallocated overheads during periods of abnormally low production levels are recognized as cost of goods sold in the period in which they are incurred. Raw materials and supplies are generally stated at weighted-average cost and goods and work-in-process and finished goods inventories are stated at standard cost as adjusted for variances, which approximates weighted-average actual cost. The valuation of inventory requires us to estimate excess and slow moving inventory. The determination of the value of excess and slow moving inventory is based upon assumptions of future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required.
Inventories also includes raw materials (such as solar panels) and supplies used to construct future solar energy systems developed for sale to third parties, which have not been designated to a specific project as of the balance sheet date. When the inventory is designated for use to build a specific project, the inventory will be reclassified to either solar energy systems held for development and sale or to property, plant and equipment - construction in progress, which is determined based on our intended use of the system. The cost of raw materials for solar energy systems is based on the first-in, first-out (FIFO) method.
Solar Energy Systems Held for Development and Sale
Solar energy systems are classified as either held for development and sale or as property, plant and equipment based on our intended use of the system once constructed and provided that certain criteria to be classified as held for sale are met. The classification of the system affects the future accounting and presentation in the consolidated financial statements, including the consolidated statement of operations and statement of cash flows.  Transactions related to the construction and sale of solar energy systems classified as held for development and sale are classified as operating activities in the consolidated statement of cash flows and within gross profit in the statement of operations when sold.  Solar energy systems that are classified as property, plant and equipment generally relate to our sale leaseback transactions.  The costs to construct solar energy systems classified as property, plant and equipment are classified in the investing activities of the consolidated statement of cash flows. The proceeds received for the sale and subsequent leaseback are classified as cash flows from financing activities within the consolidated statement of cash flows.
Solar energy systems held for development include solar energy system project related assets for projects that have commenced and are actively marketed and intended to be sold. Development costs include capitalizable costs for items such as permits, acquired land, deposits and work-in-process, among others. Work-in-process includes materials, labor and other capitalizable costs incurred to construct solar energy systems.
Solar energy systems held for sale are completed solar energy systems that have been interconnected. Solar energy systems held for sale are available for immediate sale in their present conditions subject only to terms that are usual and customary for sales of these types of assets. In addition, we are actively marketing the systems to potential third party buyers, and it is probable that the system will be sold within one year of its placed in service date. Solar energy systems held for sale also include systems under contract with a buyer that are accounted for using the deposit method, whereby cash proceeds received from the buyer are held as deposits until a sale can be recognized.
We do not depreciate our solar energy systems while classified as held for sale. Any energy or incentive revenues are recorded to other income, as such revenues are incidental to our intended use of the system (direct sale to a third party buyer). If facts and circumstances change such that it is no longer probable that the system will be sold within one year of the system's completion date, the system will be reclassified to property, plant and equipment, and we will record depreciation expense in the amount that would have otherwise been recorded during the period the system was classified as held for sale.
Investments
Cost and Equity Method Investments
Cost method investments are initially recorded and subsequently carried at their historical cost and income is recorded to the extent there are dividends. We use the equity method of accounting for our equity investments where we hold more than 20 percent of the outstanding stock of the investee or where we have the ability to significantly influence the operations or financial decisions of the investee. We initially record the investment at cost and adjust the carrying amount each period to recognize our share of the earnings or losses of the investee based on our ownership percentage. We review our equity and cost method investments periodically for indicators of impairment.
Available-for-Sale Investments
Investments designated as available-for-sale are reported at fair value with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive (loss) income. Purchases and sales of available-for-sale investments are included in investing activities in the consolidated statement of cash flows.
Investments are evaluated at each period end date for impairment, including classification as temporary or other-than-temporary. Unrealized losses are recorded to other income and expense when a decline in fair value is determined to be other-than-temporary. We review several factors to determine whether a loss is other-than-temporary. These factors include but are not limited to: (i) the nature of the investment; (ii) the cause and duration of the impairment; (iii) the extent to which fair value is less than cost; (iv) the financial condition and near term prospects of the issuer; and (v) our ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. Realized gains and losses are accounted for on the specific identification method. We determine the fair value of our debt securities using quoted prices from active and inactive markets, traded prices for similar assets, or fair value measurements based on a pricing model. We also review our ability and intent to liquidate our investments within the next 12 month operating cycle to determine the appropriate short or long-term classification. Our ability to liquidate is determined based on a review of current and short-term credit and capital market conditions and the financial condition and near term prospects of the issuer.
Property, Plant and Equipment
We record property, plant and equipment at cost and depreciate it evenly over the assets’ estimated useful lives as follows:

	Years
Software	3	-	10
Buildings and improvements	2	-	50
Machinery and equipment	1	-	30
Solar energy systems	23	-	30

Expenditures for repairs and maintenance are charged to expense as incurred. Additions and betterments are capitalized. The cost and related accumulated depreciation on property, plant and equipment sold or otherwise disposed of are removed from the capital accounts and any gain or loss is reported in current-year operations.
We often construct solar energy systems for which we do not have a fixed-price construction contract and, in certain instances, we may construct a system and retain ownership of the system or perform a sale-leaseback. For these projects, we earn revenues associated with the energy generated by the solar energy system, capitalize the cost of construction to solar energy system property, plant and equipment and depreciate the system over its estimated useful life. For solar energy systems under construction for which we intend to retain ownership and finance the system, we recognize all costs incurred as solar system construction in progress.
We may sell a solar energy system and simultaneously lease back the solar energy system. Property, plant and equipment accounted for as capital leases (primarily solar energy systems) are depreciated over the life of the lease. Solar energy systems that have not reached consummation of a sale under real estate accounting and have been leased back are recorded at the lower of the original cost to construct the system or its fair value and depreciated over the equipment's estimated useful life. For those sale leasebacks accounted for as capital leases, the gain, if any, on the sale leaseback transaction is deferred and recorded as a contra-asset that reduces the cost of the solar energy system, thereby reducing depreciation expense over the life of the asset. Generally, as a result of various tax attributes that accrue to the benefit of the lessor/tax owner, solar energy systems accounted for as capital leases are recorded at the net present value of the future minimum lease payments because this amount is lower than the cost and fair market value of the solar energy system at the lease inception date.
Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the remaining lease term, including renewal periods considered reasonably assured of execution.
When we are entitled to incentive tax credits for property, plant and equipment, we reduce the asset carrying value by the amount of the credit, which reduces future depreciation.
Consolidated depreciation expense for the years ended December 31, 2013, 2012 and 2011 was $206.2 million, $200.6 million and $217.7 million, respectively, and includes depreciation expense for capital leases of $4.3 million, $4.3 million and $9.7 million for the years ended December 31, 2013, 2012 and 2011, respectively.
The cost of constructing facilities, equipment and solar energy systems includes interest costs incurred during the asset's construction period. Capitalized interest totaled $22.3 million and $19.9 million for the years ended December 31, 2013 and 2012, respectively.
Asset retirement obligations are recognized at fair value in the period in which they are incurred and the carrying amount of the related long-lived asset is correspondingly increased. Over time, the liability is accreted to its expected future value. The corresponding asset capitalized at inception is depreciated over the useful life of the asset. We operate under solar power services agreements with some customers that include a requirement for the removal of the solar energy systems at the end of the term of the agreement. In addition, we could have certain legal obligations for asset retirements related to disposing of materials in the event of closure, abandonment or sale of certain of our manufacturing facilities. We recognize a liability in the period in which we have determined the time frame that the asset will no longer operate and information is available to reasonably estimate the liability’s fair value.
Impairment of Property, Plant and Equipment
We periodically assess the impairment of long-lived assets/asset groups when conditions indicate a possible loss. Reviews are performed to determine whether the carrying value of an asset is impaired, based on comparisons to undiscounted expected future cash flows or some other fair value measure. If this comparison indicates that there is impairment, the impaired asset is written down to fair value, which is typically calculated using: (i) quoted market prices or (ii) discounted expected future cash flows utilizing an appropriate discount rate. Impairment is based on the excess of the carrying amount over the fair value of those assets. See Note 9 for additional discussion regarding the impairment charges on long-lived assets recorded during the year ended December 31, 2013, 2012 and 2011.
Goodwill and Intangible Assets
Goodwill is recorded as the difference, if any, between the aggregate consideration paid for an acquisition and the fair value of the net tangible and intangible assets acquired and liabilities assumed. Goodwill and intangible assets determined to have indefinite lives are not amortized, but rather are subject to an impairment test annually, on December 1, or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Our indefinite-lived intangible assets include power plant development arrangements acquired in a business combination which relate to anticipated future economic benefits associated with our customer backlog relationships. These intangible assets are allocated to fixed assets upon completion of the construction of the related solar energy systems stemming from the existing backlog.
The goodwill impairment test involves a two-step approach. Under the first step, we determine the fair value of each reporting unit to which goodwill has been assigned. We compare the fair value of the reporting unit to its carrying value, including goodwill. If the estimated fair value exceeds the carrying value, no impairment loss is recognized. If the carrying value exceeds the fair value, goodwill is considered potentially impaired and the second step is completed in order to measure the impairment loss. Under the second step, if applicable, we calculate the implied fair value of goodwill by deducting the fair value of all tangible and intangible net assets, including any unrecognized intangible assets, of the reporting unit from the fair value of the reporting unit as determined in the first step.
We then compare the implied fair value of goodwill to the carrying value of goodwill. If the implied fair value of goodwill is less than the carrying value of goodwill, we recognize an impairment loss equal to the difference. See Note 9 for discussion on the goodwill impairment charges recorded during the year ended December 31, 2011. As of December 31, 2013, we had an immaterial amount of goodwill.
Intangible assets that have determinable estimated lives are amortized over those estimated lives. The straight-line method of amortization is used because it best reflects the pattern in which the economic benefits of the intangible asset are consumed or otherwise used up. The amounts and useful lives assigned to intangible assets acquired impact the amount and timing of future amortization. Reviews are performed to determine whether the carrying value of an asset is impaired, based on comparisons to undiscounted expected future cash flows or some other fair value measure. If this comparison indicates that there is impairment, the impaired asset is written down to fair value, which is typically calculated using discounted expected future cash flows utilizing an appropriate discount rate. Impairment is based on the excess of the carrying amount over the fair value of those assets. See Note 9 for additional discussion regarding the impairment charges on long-lived assets recorded during the year ended December 31, 2013, 2012 and 2011.
The estimated useful lives of our intangible assets subject to amortization are as follows:

	Years
Favorable energy credits	4	-	18
Customer sales backlog and relationships	1	-	6
Trade name			15
Developed technology			5
Operating Leases
We enter into lease agreements for a variety of business purposes, including office and manufacturing space, office and manufacturing equipment and computer equipment. A portion of these are noncancellable operating leases.
Capital Leases
We are party to master lease agreements that provide for the sale and simultaneous leaseback of certain solar energy systems constructed by us. For those transactions which do not fall under real estate accounting, we record a lease liability and the solar energy system is retained on our balance sheet. The excess of the cash proceeds of the sale leaseback over the costs to construct the solar energy system is retained by us and used to fund current operations and new solar energy projects. See further discussion in Revenue Recognition below.
Customer and Other Deposits
We have executed long-term solar wafer supply agreements, including amendments, with multiple customers which required the customers to provide security deposits. The terms of these deposits vary, but are generally required to be applied against a portion of current sales on credit or refunded to customers over the term of the applicable agreement. We also receive short-term deposits from customers, deposits from suppliers and, in 2013 and 2012, received deposits in connection with a supply and license agreement with one of our joint ventures. See Note 5.
Revenue Recognition
Solar Energy System Sales
Solar energy system sales involving real estate
We recognize revenue for solar energy system sales with the concurrent sale or the concurrent lease of the underlying land, whether explicit or implicit in the transaction, in accordance with ASC 360-20, Real Estate Sales. For these transactions, we evaluate the solar energy system to determine whether the equipment is integral equipment to the real estate; therefore, the entire transaction is in substance the sale of real estate and subject to revenue recognition under ASC 360-20. A solar energy system is determined to be integral equipment when the cost to remove the equipment from its existing location, ship and reinstall at a new site, including any diminution in fair value, exceeds ten percent of the fair value of the equipment at the time of original installation. For those transactions subject to ASC 360-20, we recognize revenue and profit using the full accrual method once the sale is consummated, the buyer's initial and continuing investments are adequate to demonstrate its commitment to pay, our receivable is not subject to any future subordination, and we have transferred the usual risk and rewards of ownership to the buyer. If these criteria are met and we execute a sales agreement prior to the delivery of the solar energy system and have an original construction period of three months or longer, we recognize revenue and profit under the percentage of completion method of accounting applicable to real estate sales when we can reasonably estimate progress towards completion. During 2013, 2012 and 2011 we recognized $32.5 million, $72.8 million and $54.3 million, respectively, of revenue using the percentage of completion method for solar energy system sales involving real estate.

If the criteria for recognition under the full accrual method are met except that the buyer's initial and continuing investment is less than the level determined to be adequate, then we will recognize revenue using the installment method. Under the installment method, we record revenue up to our costs incurred and apportion each cash receipt from the buyer between cost recovered and profit in the same ratio as total cost and total profit bear to the sales value. During 2012 and 2011, we recognized revenue of $22.7 million and $28.5 million using the installment method. In 2013, we did not have sales that qualified for installment method treatment.
If we retain some continuing involvement with the solar energy system and do not transfer substantially all of the risks and rewards of ownership, profit shall be recognized by a method determined by the nature and extent of our continuing involvement, provided the other criteria for the full accrual method are met. In certain cases, we may provide our customers guarantees of system performance or uptime for a limited period of time and our exposure to loss is contractually limited based on the terms of the applicable agreement. In accordance with real estate sales accounting guidance, the profit recognized is reduced by our maximum exposure to loss (and not necessarily our most probable exposure), until such time that the exposure no longer exists.
Other forms of continuing involvement that do not transfer substantially all of the risks and rewards of ownership preclude revenue recognition under real estate accounting and require us to account for any cash payments using either the deposit or financing method. Such forms of continuing involvement may include contract default or breach remedies that provide us with the option or obligation to repurchase the solar energy system. Under the deposit method, cash payments received from customers are reported as deferred revenue for solar energy systems on the consolidated balance sheet, and under the financing method, cash payments received from customers are considered debt and reported as solar energy financing and capital lease obligations on the consolidated balance sheet.
Solar energy system sales not involving real estate
We recognize revenue for solar energy system sales without the concurrent sale or the concurrent lease of the underlying land at the time a sales arrangement with a third party is executed, delivery has occurred and we have determined that the sales price is fixed or determinable and collectible. For transactions that involve a construction period of three months or longer, we recognize the revenue in accordance with ASC 605-35, Construction-Type and Production-Type Contracts, using the percentage of completion method, measured by actual costs incurred for work completed to total estimated costs at completion for each transaction. Contract costs include all direct material and labor costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs and travel costs. Marketing and administration costs are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are recognized in full during the period in which such losses are determined. Changes in job performance, job conditions and estimated profitability, including those arising from contract penalty provisions and final contract settlements, may result in revisions to costs and revenue and are recognized in the period in which the revisions are determined. During the years ended December 31, 2013 and December 31, 2012, we recorded $53.5 million and $25.0 million, respectively, of revenue under the percentage of completion method for solar energy systems not involving real estate. There were no such amounts recognized in 2011.
Solar energy system sales with service contracts
We frequently negotiate and execute solar energy system sales contracts and post-system-sale service contracts contemporaneously, which we combine and evaluate together as a single arrangement with multiple deliverables. The total arrangement consideration is first separated and allocated to post-system-sale separately priced extended warranty and maintenance service contracts, and the revenue associated with that deliverable is recognized on a straight-line basis over the contract term. The remaining consideration is allocated to each unit of accounting based on the respective relative selling prices, and revenue is recognized for each unit of accounting when the revenue recognition criteria have been met.
Sale with a leaseback
We are a party to master lease agreements that provide for the sale and simultaneous leaseback of certain solar energy systems constructed by us. We must determine the appropriate classification of the sale leaseback on a project-by-project basis because the terms of the solar energy systems lease schedule may differ from the terms applicable to other solar energy systems. In addition, we must determine if the solar energy system is considered integral equipment to the real estate upon which it resides. We do not recognize revenue on the sales transactions for any sales with a leaseback. Instead, revenue is recognized through the sale of electricity and energy credits which are generated as energy is produced. The terms of the lease and whether the system is considered integral to the real estate upon which it resides may result in either one of the following sale leaseback classifications:
Financing arrangements
The financing method is applicable when we have determined that the assets under the lease are real estate. This occurs due to either a transfer of land or the transfer of a lease involving real estate and the leased equipment is integral equipment to the real estate. A sale leaseback is classified as a financing sale leaseback if we have concluded the leased assets are real estate and we have a prohibited form of continuing involvement, such as an option or obligation to repurchase the assets under our master lease agreements.
Under a financing sale leaseback, we do not recognize any upfront profit because a sale is not recognized. The full amount of the financing proceeds is recorded as solar energy financing debt, which is typically secured by the solar energy system asset and its future cash flows from energy sales, but generally has no recourse to us under the terms of the arrangement.
We use our incremental borrowing rate to determine the principal and interest component of each lease payment. However, to the extent that our incremental borrowing rate will result in either negative amortization of the financing obligation or a built-in loss at the end of the lease (e.g. net book value of the system asset exceeds the financing obligation), the rate is adjusted to eliminate such results. The interest rate is adjusted accordingly for the majority of our financing leasebacks because our future minimum lease payments do not typically exceed the initial proceeds received from the buyer-lessor. As a result, most of our lease payments are reported as interest expense, the principal of the financing debt does not amortize, and we expect to recognize a gain upon the final lease payment at the end of the lease term equal to the unamortized balance of the financing debt less the write-off of the system assets net book value.
Operations and maintenance
Operations and maintenance revenue is billed and recognized as services are performed. Costs of these revenues are expensed in the period they are incurred.
Solar energy service revenues, energy credits and incentives
For owned or capitalized solar energy systems in the U.S., we may receive incentives or subsidies from various state governmental jurisdictions in the form of renewable energy credits (“RECs”), which we sell to third parties. We may also receive performance-based incentives (“PBIs”) from public utilities. The Solar Energy segment recorded total PBI revenue of $22.3 million, $31.4 million and $24.3 million for the years ended December 31, 2013, 2012 and 2011, respectively, and total REC revenue of $14.0 million, $17.3 million and $15.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. Both the RECs and PBIs are based on the actual level of output generated from the system. RECs are generated as our solar energy systems generate electricity. Typically, we enter into five to ten year binding contractual arrangements with utility companies or other investors who purchase RECs at fixed rates. REC revenue is recognized at the time we have transferred a REC pursuant to an executed contract relating to the sale of the RECs to a third party. For PBIs, production from our operated systems is verified by an independent third party and, once verified, revenue is recognized based on the terms of the contract and the fulfillment of all revenue recognition criteria. There are no penalties in the event electricity is not produced for PBIs. However, if production does not occur on the systems for which we have sale contracts for our RECs, we may have to purchase RECs on the spot market or pay specified contractual damages. Historically, we have not had to purchase material amounts of RECs to fulfill our REC sales contracts.
Recording of a sale of RECs and receipt of PBIs under U.S. GAAP are accounted for under ASC 605, Revenue Recognition. There are no differences in the process and related revenue recognition between REC sales to utilities and non-utility customers. Revenue is recorded when all revenue recognition criteria are met, including: there is persuasive evidence an arrangement exists (typically through a contract), services have been rendered through the production of electricity, pricing is fixed and determinable under the contract and collectability is reasonably assured. For RECs, the revenue recognition criteria are met when the energy is produced and a REC is generated and transferred to a third party pursuant to a contract with that party fixing the price for the REC. For PBIs, revenue is recognized upon validation of the kilowatt hours produced from a third party metering company because the quantities to be billed to the utility are determined and agreed to at that time.
Wafer and Other Product Sales
Revenue is recognized for wafer and other product sales when title transfers, the risks and rewards of ownership have been transferred to the customer, the fee is fixed or determinable and collection of the related receivable is reasonably assured, which is generally at the time of shipment for non-consignment orders. In the case of consignment orders, title passes when the customer pulls the product from the assigned storage facility or storage area or, if the customer does not pull the product within a contractually stated period of time (generally 60–90 days), at the end of that period, or when the customer otherwise agrees to take title to the product. Our wafers are generally made to customer specifications, and we conduct rigorous quality control and testing procedures to ensure that the finished wafers meet the customer’s specifications before the product is shipped. We consider international shipping term definitions in our determination of when title passes. We defer revenue for multiple element arrangements based on an average fair value per unit for the total arrangement when we receive cash in excess of fair value. We also defer revenue when pricing is not fixed or determinable or other revenue recognition criteria is not met.
In connection with certain of our long-term solar wafer supply agreements, we have received various equity instruments and other forms of additional consideration. In each case, we have recorded the estimated fair value of the additional consideration to long-term deferred revenue and will recognize the deferred revenue on a pro-rata basis as product is shipped over the life of the agreements.
Valuation of Convertible Debt
On December 20, 2013, we completed the offering of $600.0 million aggregate principal amount of 2.00% convertible senior notes due 2018 (the "2018 Notes") and $600.0 million aggregate principal amount of 2.75% convertible senior notes due 2021 (the "2021 Notes" and, together with the 2018 notes, the "Notes"). These convertible debt instruments require recognition of both a debt obligation and conversion option derivative liability in the Consolidated Financial Statements. The debt component is required to be recognized at the fair value of a similar debt instrument that does not have an associated derivative component. The conversion option derivative liability is recorded at fair value as described in more detail above under "Derivative Financial Instruments and Hedged Activities." The accounting guidance also requires an accretion of the resulting debt discount as interest expense using the effective interest rate method over the expected life of the convertible debt.
Derivative Financial Instruments and Hedging Activities
All derivative instruments are recorded on the consolidated balance sheet at fair value. Derivatives not designated as hedge accounting and used to hedge foreign-currency-denominated balance sheet items are reported directly in earnings along with offsetting transaction gains and losses on the items being hedged. Derivatives used to hedge foreign-currency denominated cash flows and floating rate debt may be accounted for as cash flow hedges, as deemed appropriate. Gains and losses on derivatives designated as cash flow hedges are recorded in other comprehensive (loss) income and reclassified to earnings in a manner that matches the timing of the earnings impact of the hedged transactions. The ineffective portion of all hedges, if any, is recognized currently in earnings. Derivatives used to manage the foreign currency exchange risk associated with a net investment denominated in another currency are accounted for as a net investment hedge. The effective portion of the hedge will be recorded in the same manner as foreign currency translation adjustment in other comprehensive (loss) income. When the investment is dissolved and we recognize a gain or loss in other income (expense), the associated hedge gain or loss in other comprehensive (loss) income will be reclassified to other income (expense).
Derivatives not designated as hedging
We generally use currency forward contracts to manage foreign currency exchange risk relating to current trade receivables and payables with our foreign subsidiaries and current trade receivables and payables with our customers and vendors denominated in foreign currencies (primarily Japanese Yen and Euro). The purpose of our foreign currency forward contract activities is to protect us from the risk that the dollar net cash flows resulting from foreign currency transactions will be negatively affected by changes in exchange rates. We do not hold or issue financial instruments for speculative or trading purposes. Gains or losses on our forward contracts, as well as the offsetting losses or gains on the related hedged receivables and payables, are included in non-operating expense (income) in the consolidated statement of operations. Net currency losses on unhedged foreign currency positions totaled $8.6 million, $17.8 million and $4.7 million in 2013, 2012 and 2011, respectively.
Additionally, the embedded conversion options within senior convertible notes are derivative instruments that are required to be separated from the Notes. Changes in fair value of these conversion options are reported in the Consolidated Statements of Operations until such transactions settle or expire. The embedded conversion option derivative instruments are measured at fair value utilizing Level 2 inputs consisting of the exercise price of the instruments, the price and volatility of our common stock, the risk free interest rate and the contractual term. Such derivative instruments are not traded on an open market as the banks are the counterparties to the instruments.

In connection with the senior convertible notes offering, we also we entered into privately negotiated convertible note hedge transactions (collectively, the "Note Hedge") and warrant transactions (collectively, the "Warrants" and together with the Note Hedge, the “Call Spread Overlay”), with certain of the initial purchasers of the Notes or their affiliates. Assuming full performance by the counterparties, the Call Spread Overlay is meant to effectively reduce our potential payout over the principal amount on the Notes upon conversion of the Notes. The Note Hedge and Warrants, which are indexed to our common stock, are derivative instruments that require mark-to-market accounting treatment, with changes recorded to other income and and expense in the Statement of Operations, due to their cash settlement features until such transactions settle or expire. The Note Hedge and Warrants are measured at fair value utilizing Level 2 inputs consisting of the exercise price of the instruments, the price and volatility of our common stock, the risk free interest rate and the contractual term. Such derivative instruments are not traded on an open market. Valuation techniques utilize the inputs described above in addition to liquidity and institutional credit risk inputs.
Derivatives designated as hedging
In addition to the currency forward contracts purchased to hedge transactional currency risks, we may enter into currency forward contracts to hedge cash flow risks associated with future purchases of raw materials. Our cash flow hedges are designed to protect against the variability in foreign currency rates between a foreign currency and the U.S. Dollar. As of December 31, 2013, there were no currency forward contracts outstanding being accounted for as cash flow hedges.
We are party to ten interest rate swap instruments, five of which are accounted for using hedge accounting. The interest rate swaps are used to manage risks generally associated with interest rate fluctuations. Each contract has been accounted for as a qualifying cash flow hedge in accordance with derivative instrument and hedging activities guidance, whereby changes in the fair market value are reflected as adjustments to the fair value of the derivative instruments as reflected in the accompanying consolidated financial statements. The counterparties to these agreements are financial institutions. The fair values of the contracts are estimated by obtaining quotations from the financial institutions. The fair value is an estimate of the net amount that we would pay or receive on December 31, 2013, if the agreements were transferred to other parties or cancelled by us.

During 2013, we entered into cross currency swaps accounted for as cash flow hedges. The cross currency swaps are used to manage risk associated with debt instruments denominated in a currency different from our functional currency. The contracts have been accounted for as qualifying cash flow hedges in accordance with derivative instruments and hedging activities guidance, whereby changes in the fair market value are reflected as adjustments to the fair value of the derivative instruments as reflected in the accompanying consolidated financial statements. The counterparty to these agreements are financial institutions. The fair value of the contracts are estimated by obtaining quotations from the financial institutions. The fair value is an estimate of the net amount that we would pay or receive on December 31, 2013, if the agreements were transferred to another party or cancelled by us.
During 2010, we entered into a Euro currency forward contract related to an equity method investment that was accounted for as an economic hedge. The effective portion of the hedge was recorded in the same manner as foreign currency translation adjustment in other comprehensive (loss) income. During 2011, we recognized a gain of $17.3 million on this hedge and at the same time recognized a foreign currency loss on our investment of $14.3 million. Both amounts were recorded in other, net in our consolidated statement of operations, as the remaining investment and related forward contracts were liquidated in the fourth quarter of 2011. See Note 4 for further discussion.
Translation of Foreign Currencies
We determine the functional currency of each subsidiary based on a number of factors, including the predominant currency for the subsidiary’s sales and expenditures and the subsidiary’s borrowings. When a subsidiary’s local currency is considered its functional currency, we translate its financial statements to U.S. Dollars as follows:

•	Assets and liabilities using exchange rates in effect at the balance sheet date; and

•	Statement of operations accounts at average exchange rates for the period.
Adjustments from the translation process are presented in accumulated other comprehensive (loss) income in stockholders’ equity.
Income Taxes
Deferred income taxes arise because of a different tax basis of assets or liabilities between financial statement accounting and tax accounting, which are known as temporary differences. We record the tax effect of these temporary differences as deferred tax assets (generally items that can be used as a tax deduction or credit in future periods) and deferred tax liabilities (generally items for which we receive a tax deduction, but have not yet been recorded in the consolidated statement of operations). We regularly review our deferred tax assets for realizability, taking into consideration all available evidence, both positive and negative, including historical pre-tax and taxable income (losses), projected future pre-tax and taxable income (losses) and the expected timing of the reversals of existing temporary differences. In arriving at these judgments, the weight given to the potential effect of all positive and negative evidence is commensurate with the extent to which it can be objectively verified. Reportable U.S. GAAP income from our financing sale-leaseback transactions in the U.S. is deferred until the end of the lease term, generally 20-25 years, through the extinguishment of the debt.  However, sale-leaseback transactions generate current U.S. taxable income at the time of the sale, with the timing differences increasing deferred tax assets.  As a result of the continued decline in solar market conditions, the restructuring charges announced in December 2011, and cumulative losses in the U.S. and certain foreign jurisdictions, we recorded a material non-cash valuation allowance against the deferred tax assets at December 31, 2011. See Note 14 for further discussion.

We believe our tax positions are in compliance with applicable tax laws and regulations. Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in our tax returns that do not meet these recognition and measurement standards. Uncertain tax benefits, including accrued interest and penalties, are included as a component of other long-term liabilities because we do not anticipate that settlement of the liabilities will require payment of cash within the next twelve months. The accrual of interest begins in the first reporting period that interest would begin to accrue under the applicable tax law. Penalties, when applicable, are accrued in the financial reporting period in which the uncertain tax position is taken on a tax return. We recognize interest and penalties related to uncertain tax positions in income tax expense, which is consistent with our historical policy. We believe that our income tax accrued liabilities, including related interest, are adequate in relation to the potential for additional tax assessments. There is a risk, however, that the amounts ultimately paid upon resolution of audits could be materially different from the amounts previously included in our income tax expense and, therefore, could have a material impact on our tax provision, net (loss) income and cash flows. We review our accrued liabilities quarterly, and we may adjust such liabilities due to proposed assessments by tax authorities, changes in facts and circumstances, issuance of new regulations or new case law, negotiations between tax authorities of different countries concerning our transfer prices between our subsidiaries, the resolution of entire audits, or the expiration of statutes of limitations. Adjustments are most likely to occur in the year during which major audits are closed.
During the current year, we have repatriated the earnings of certain wholly owned subsidiaries to the United States. We do not provide for U.S. income taxes on the remaining undistributed earnings of our foreign subsidiaries which would be payable if the undistributed earnings were distributed to the U.S., as we consider those foreign earnings to be permanently reinvested outside the U.S. We plan foreign remittance amounts based on projected cash flow needs as well as the working capital and long-term investment requirements of our foreign subsidiaries and our domestic operations.
We have made our best estimates of certain income tax amounts included in the financial statements. Application of our accounting policies and estimates, however, involves the exercise of judgment and use of assumptions as to future uncertainties and, as a result, actual results could differ from these estimates. In arriving at our estimates, factors we consider include how accurate the estimate or assumptions have been in the past, how much the estimate or assumptions have changed and how reasonably likely such change may have a material impact.
Stock-Based Compensation
Stock-based compensation expense for all share-based payment awards is based on the estimated grant-date fair value. We recognize these compensation costs net of an estimated forfeiture rate for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the option vesting term. For ratable awards, we recognize compensation costs for all grants on a straight-line basis over the requisite service period of the entire award. We estimate the forfeiture rate taking into consideration our historical experience during the preceding four fiscal years.
We routinely examine our assumptions used in estimating the fair value of employee options granted. As part of this assessment, we have determined that our historical stock price volatility and historical pattern of option exercises are appropriate indicators of expected volatility and expected term. The interest rate is determined based on the implied yield currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the award. We estimate the fair value of options using the Black-Scholes option-pricing model for our ratable and cliff vesting options. For our market condition awards, the grant date fair value was calculated for these awards using a probabilistic approach under a Monte Carlo simulation taking into consideration volatility, interest rates and expected term.
Contingencies
We are involved in conditions, situations or circumstances in the ordinary course of business with possible gain or loss contingencies that will ultimately be resolved when one or more future events occur or fail to occur. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, that amount will be accrued. When no amount within the range is a better estimate than any other amount, however, the minimum amount in the range will be accrued. We continually evaluate uncertainties associated with loss contingencies and record a charge equal to at least the minimum estimated liability for a loss contingency when both of the following conditions are met: (i) information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements and (ii) the loss or range of loss can be reasonably estimated. Legal costs are expensed when incurred. Gain contingencies are not recorded until realized or realizable.
Shipping and Handling
Costs to ship products to customers are included in marketing and administration expense in the consolidated statement of operations. Amounts billed to customers, if any, to cover shipping and handling are included in net sales. Cost to ship products to customers were $20.8 million, $24.6 million and $22.0 million for the years ended December 31, 2013, 2012 and 2011, respectively.
Fair Value Measurements
Fair value accounting guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, and are based on market data obtained from sources independent of us. Unobservable inputs reflect assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

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Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Because valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

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Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. Valuations for Level 2 are prepared on an individual instrument basis using data obtained from recent transactions for identical securities in inactive markets or pricing data from similar instruments in active and inactive markets.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
We maintain various financial instruments recorded at cost in the December 31, 2013 and 2012 balance sheets that are not required to be recorded at fair value. For these instruments, we used the following methods and assumptions to estimate the fair value:

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Cash equivalents, restricted cash, accounts receivable and payable, customer deposits, income taxes receivable and payable, short-term borrowings, and accrued liabilities—cost approximates fair value because of the short maturity period; and

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Long-term debt—fair value is based on the amount of future cash flows associated with each debt instrument discounted at our current estimated borrowing rate for similar debt instruments of comparable terms.

Redeemable Noncontrolling Interest

Redeemable noncontrolling interests are equity interests in common stock of consolidated subsidiaries that have redemption features that are not solely within our control. These interests are classified as temporary equity because their redemption is considered probable. These interests are measured at the greater of estimated redemption value at the end of each reporting period or the initial carrying amount of the redeemable noncontrolling interests adjusted for cumulative earnings allocations.  Adjustments to report redeemable noncontrolling interests at estimated redemption value are determined after the attribution of net income or loss of the subsidiary and are recorded to retained earnings, or in the absence of retained earnings, additional paid-in-capital.
Accounting Standards Updates

In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2013-02 ("ASU 2013-02"), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (AOCI), to provide guidance about AOCI disclosure requirements. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements; however, it does require an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. This standard was adopted on January 1, 2013. See Note 13 for further information.

In February 2012, the FASB issued Accounting Standards Update No. 2012-2, Intangibles Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, which amends ASU 2012-2 and states that companies can use a qualitative approach to measuring indefinite-lived intangible assets and Goodwill rather than a quantitative approach. In addition, it is not required for an entity to disclose the quantitative information about significant unobservable inputs used in fair value measurements categorized within level 3 of the fair value hierarchy required by ASC 820-10-50-2 that relate to the financial accounting and reporting for an indefinite-lived intangible asset after its initial recognition. This standard was adopted on January 1, 2013, and did not have a material impact on our consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update 2011-05 ("ASU 2011-05"), Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU 2011-05 allows an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This standard was adopted on January 1, 2012.
In October 2009, the FASB issued ASU 2009-13, which updates the current guidance pertaining to multiple-element revenue arrangements included in ASC 605-25, Multiple-Element-Arrangements. The Company adopted this guidance on January 1, 2011.